Goodwill and Intangible Assets (Schedule of Goodwill) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Gross balance at period start	$ 331.7
Accumulated impairments at period start	(82.4)
Net balance at period start	249.3
Divestitures	(124.3)
Impairment	(6.9)
Foreign exchange	(25.8)
Gross balance at period end	305.9
Accumulated impairments at period end	(89.3)
Net balance at period end	92.3
EMEA Segment [Member]
Gross balance at period start	156.0
Accumulated impairments at period start	0.0
Net balance at period start	156.0
Divestitures	(124.3)
Impairment	(6.9)
Foreign exchange	(4.0)
Gross balance at period end	27.7
Accumulated impairments at period end	(6.9)
Net balance at period end	20.8
South Latin America Segment [Member]
Gross balance at period start	90.7
Accumulated impairments at period start	0.0
Net balance at period start	90.7
Divestitures	0.0
Impairment	0.0
Foreign exchange	(21.8)
Gross balance at period end	68.9
Accumulated impairments at period end	0.0
Net balance at period end	68.9
Asia Pacific Segment [Member]
Gross balance at period start	85.0
Accumulated impairments at period start	(82.4)
Net balance at period start	2.6
Divestitures	0.0
Impairment	0.0
Foreign exchange	0.0
Gross balance at period end	85.0
Accumulated impairments at period end	(82.4)
Net balance at period end	$ 2.6